UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-08397

THE MARSICO INVESTMENT FUND
(Exact name of registrant as specified in charter)

1200 17th Street, Suite 1600
Denver, CO 80202
(Address of principal executive offices)(zip code)

Christopher J. Marsico
The Marsico Investment Fund
1200 17th Street, Suite 1600
Denver, CO 80202
(Name and address of agent for service)

Copies to:
Sander M. Bieber, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, D.C.  20006

Registrant's telephone number, including area code: (303)454-5600

Date of fiscal year end: September 30

Date of reporting period: December 31, 2007

Item 1.  Schedule of Investments
The Marsico Investment Fund
Schedule of Investments
December 31, 2007 (Unaudited)

Marsico Focus Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2007
(Unaudited)

	Number	Market	Percent
	of	Value	of Net
	Shares	in Dollars	Assets
COMMON STOCKS

Aerospace/Defense
General Dynamics Corporation	1,219,401	$108,514,495	2.18%
Lockheed Martin Corporation	1,653,143	174,009,832	3.49
		282,524,327	5.67
Agricultural Chemicals
Monsanto Company	2,105,840	235,201,270	4.72

Application Software
Microsoft Corporation	5,865,094	208,797,346	4.19

Automotive - Cars/Light Trucks
Toyota Motor Corporation Spon. ADR	1,161,713	123,339,069	2.48

Casino Hotels
Las Vegas Sands Corp.*	1,916,989	197,545,716	3.97
MGM MIRAGE*	1,376,028	115,613,873	2.32
Wynn Resorts Ltd.	1,516,682	170,065,553	3.41
		483,225,142	9.70
Commercial Banks - Non-U.S.
Industrial and Commercial Bank of China - Cl. H	291,350,100	208,870,529	4.19

Computers
Apple, Inc.*	1,152,122	228,212,326	4.58
Hewlett-Packard Company	2,069,677	104,477,295	2.10
		332,689,621	6.68
Electronic Components - Semiconductors
Intel Corporation	5,930,372	158,103,718	3.17

Finance - Investment Banker/Broker
The Goldman Sachs Group, Inc.	970,045	208,608,177	4.19
Merrill Lynch & Co., Inc.	1,090,988	58,564,236	1.17
		267,172,413	5.36
Industrial Gases
Air Products & Chemicals, Inc.	744,005	73,381,213	1.47

Medical - Biomedical/Genetic
Genentech, Inc.*	2,431,486	163,079,766	3.27

Medical - Drugs
Merck & Co., Inc.	3,287,951	191,062,833	3.84

Medical - HMO
UnitedHealth Group, Inc.	4,319,730	251,408,286	5.05

Oil - Field Services
Schlumberger Ltd.	1,788,113	175,896,676	3.53

Oil & Gas - Drilling
Transocean, Inc.	1,491,063	213,445,668	4.28

Oil Companies - Integrated
Petroleo Brasileiro S.A. ADR	1,603,597	184,798,518	3.71

REITs - Warehouse/Industrial
ProLogis	1,737,069	110,095,433	2.21

Retail - Building Products
Lowe's Companies, Inc.	5,217,144	118,011,797	2.37

Retail - Drug Stores
CVS/Caremark Corporation	3,935,624	156,441,054	3.14

Retail - Restaurants
McDonald's Corporation	4,553,865	268,268,187	5.38

Rubber - Tires
Continental AG	366,954	47,743,598	0.96

Telephone - Integrated
AT&T, Inc.	4,738,483	196,931,354	3.95

Web Portals/Internet Service Providers
Google, Inc. - Cl. A*	354,751	245,303,221	4.92

Total Common Stocks
(Cost $3,332,567,362)		4,695,791,039	94.24

SHORT-TERM INVESTMENTS

SSgA Money Market Fund, 4.27%	1	1	0.00
SSgA Prime Money Market Funds, 4.76%	123,977,573	123,977,573	2.49
SSgA U.S. Government Money Market Fund, 4.15%	1	1	0.00
SSgA U.S. Treasury Money Market Fund, 3.40%	50,318,611	50,318,611	1.01
United States Treasury Bill, 3.55%, 1/3/08†	12,828,000	12,825,470	0.25
United States Treasury Bill, 3.65%, 1/10/08†	21,843,000	21,823,068	0.44
United States Treasury Bill, 3.75%, 1/31/08†	8,971,000	8,942,966	0.18
United States Treasury Bill, 3.80%, 2/7/08†	8,522,000	8,488,717	0.17
Total Short-Term Investments
(Cost $226,376,407)		226,376,407	4.54

Total Investments
(Cost $3,558,943,769)		4,922,167,446	98.78
Cash and Other Assets Less Liabilities		60,769,004	1.22
NET ASSETS		$4,982,936,450	100.00%

* Non-income producing.
† Security valued at amortized cost.
See accompanying notes to Schedule of Investments.

Marsico Growth Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2007
(Unaudited)

	Number	Market	Percent
	of	Value	of Net
	Shares	in Dollars	Assets
COMMON STOCKS

Aerospace/Defense
The Boeing Company	261,124	$22,837,905	0.74%
General Dynamics Corporation	1,095,705	97,506,788	3.15
Lockheed Martin Corporation	1,011,922	106,514,910	3.44
		226,859,603	7.33
Agricultural Chemicals
Monsanto Company	1,123,304	125,461,824	4.05

Application Software
Microsoft Corporation	2,556,328	91,005,277	2.94

Automotive - Cars/Light Trucks
Toyota Motor Corporation Spon. ADR	578,951	61,467,228	1.99

Beverages - Non-Alcoholic
The Coca-Cola Company	326,748	20,052,525	0.65

Brewery
Heineken N.V. ADR	1,648,573	52,671,907	1.70

Casino Hotels
Las Vegas Sands Corp.*	851,582	87,755,525	2.83
MGM MIRAGE*	865,200	72,694,104	2.35
Wynn Resorts Ltd.	791,390	88,738,561	2.87
		249,188,190	8.05
Cellular Telecommunications
America Movil S.A. de C.V. ADR Ser. L	941,379	57,791,257	1.87
China Mobile Ltd.	4,495,500	79,504,636	2.57
		137,295,893	4.44
Commercial Banks - Non-U.S.
Industrial and Commercial Bank of China - Cl. H	124,880,000	89,527,176	2.89

Computers
Apple, Inc.*	620,820	122,972,026	3.97
Hewlett-Packard Company	827,869	41,790,827	1.35
		164,762,853	5.32
Data Processing/Management
MasterCard, Inc. - Cl. A	482,768	103,891,674	3.36

Electronic Components - Semiconductors
Intel Corporation	2,758,718	73,547,422	2.38

Finance - Investment Banker/Broker
The Goldman Sachs Group, Inc.	600,043	129,039,247	4.17
Lehman Brothers Holdings, Inc.	1,161,201	75,988,993	2.46
Merrill Lynch & Co., Inc.	255,253	13,701,981	0.44
		218,730,221	7.07
Food - Retail
Tesco PLC	3,158,406	30,005,300	0.97

Industrial Gases
Air Products & Chemicals, Inc.	306,946	30,274,084	0.98
Praxair, Inc.	648,988	57,571,725	1.86
		87,845,809	2.84
Medical - Biomedical/Genetic
Genentech, Inc.*	1,190,110	79,820,678	2.58

Medical - Drugs
Merck & Co., Inc.	1,272,163	73,925,392	2.39
Schering-Plough Corporation	966,671	25,752,115	0.83
		99,677,507	3.22
Medical - HMO
UnitedHealth Group, Inc.	2,282,881	132,863,674	4.29

Oil - Field Services
Schlumberger Ltd.	1,106,807	108,876,605	3.52

Oil & Gas - Drilling
Transocean, Inc.	526,430	75,358,454	2.43

Oil Companies - Integrated
Petroleo Brasileiro S.A. ADR	803,071	92,545,902	2.99

Oil Field Machinery & Equipment
Cameron International Corporation*	447,856	21,555,309	0.70

Retail - Building Products
Lowe's Companies, Inc.	2,237,315	50,608,065	1.64

Retail - Discount
Target Corporation	77,073	3,853,650	0.12

Retail - Drug Stores
CVS/Caremark Corporation	1,118,162	44,446,939	1.44

Retail - Restaurants
McDonald's Corporation	2,423,129	142,746,529	4.62
Yum! Brands, Inc.	1,861,640	71,244,963	2.30
		213,991,492	6.92
Super-Regional Banks - U.S.
Wells Fargo & Company	607,526	18,341,210	0.59

Telephone - Integrated
AT&T, Inc.	2,016,520	83,806,571	2.71

Therapeutics
Amylin Pharmaceuticals, Inc.*	866,156	32,047,772	1.04

Transportation - Rail
Union Pacific Corporation	595,929	74,860,601	2.42

Transportation - Services
FedEx Corporation	76,453	6,817,314	0.22

Web Portals/Internet Service Providers
Google, Inc. - Cl. A*	135,606	93,768,837	3.03

Wireless Equipment
QUALCOMM, Inc.	579,473	22,802,263	0.74

Total Common Stocks
(Cost $2,096,261,512)		2,988,355,745	96.58

SHORT-TERM INVESTMENTS

SSgA Prime Money Market Funds, 4.76%	28,282,385	28,282,385	0.91
SSgA U.S. Government Money Market Fund, 4.15%	31,126,324	31,126,324	1.01
SSgA U.S. Treasury Money Market Fund, 3.40%	31,126,324	31,126,324	1.01
Total Short-Term Investments
(Cost $90,535,033)		90,535,033	2.93

Total Investments
(Cost $2,186,796,545)		3,078,890,778	99.51
Cash and Other Assets less Liabilities		15,247,203	0.49
NET ASSETS		$3,094,137,981	100.00%

* Non-income producing.
See accompanying notes to Schedule of Investments.

Marsico 21st Century Fund
SCHEDULE OF INVESTMENTS
December 31, 2007
(Unaudited)

	Number	Market	Percent
	of	Value	of Net
	Shares	in Dollars	Assets
COMMON STOCKS

Aerospace/Defense
Raytheon Company	1,909,962	$115,934,693	4.26%

Aerospace/Defense - Equipment
DRS Technologies, Inc.	857,868	46,556,496	1.71

Agricultural Chemicals
Monsanto Company	287,519	32,112,997	1.18

Auto/Truck - Parts & Equipment
BorgWarner, Inc.	495,580	23,991,028	0.88

Brewery
Heineken Holding N.V.	1,630,789	92,343,766	3.39

Building Products – Cement/Aggregates
Holcim Ltd.	658,385	70,540,211	2.59

Casino Hotels
Las Vegas Sands Corp.*	1,049,066	108,106,251	3.97
MGM MIRAGE*	666,884	56,031,594	2.06
Wynn Resorts Ltd.	477,912	53,588,273	1.97
		217,726,118	8.00
Commercial Banks - Non-U.S.
Industrial and Commercial Bank of China - Cl. H	30,823,000	22,097,182	0.81

Computers
Apple, Inc.*	452,249	89,581,482	3.29

Data Processing/Management
MasterCard, Inc. - Cl. A	698,288	150,271,578	5.52

E-Commerce/Products
Blue Nile, Inc.*	90,347	6,149,017	0.23

Electronic Components - Semiconductors
NVIDIA Corporation*	990,028	33,680,753	1.24

Engineering/R&D Services
AECOM Technology Corporation*	528,616	15,102,559	0.55

Engines - Internal Combustion
Cummins, Inc.	144,841	18,448,398	0.68

Finance - Credit Card
Redecard S/A	717,600	11,610,607	0.43

Finance - Investment Banker/Broker
Duff & Phelps Corporation - Cl. A*	877,495	17,269,102	0.63
Jefferies Group, Inc.	2,169,536	50,007,805	1.84
Merrill Lynch & Co., Inc.	1,397,224	75,002,984	2.76
		142,279,891	5.23
Finance - Other Services
Bovespa Holdings S.A.*	2,202,320	42,437,964	1.56

Investment Management Companies
KKR Financial Holdings LLC @	5,900,777	82,905,917	3.05

Investment Management/Advisory Services
Oaktree Capital Management, LLC - Cl. A 144a	1,611,000	52,760,250	1.94

Medical - Biomedical/Genetic
Genentech, Inc.*	612,033	41,049,053	1.51

Medical - HMO
UnitedHealth Group, Inc.	1,303,129	75,842,108	2.79
WellPoint, Inc.*	305,423	26,794,760	0.98
		102,636,868	3.77
Networking Products
Infinera Corporation*	357,989	5,312,557	0.20

Oil & Gas - Drilling
Diamond Offshore Drilling, Inc.	419,446	59,561,332	2.19

Oil Companies - Integrated
Petroleo Brasileiro S.A. ADR	993,809	114,526,549	4.21

Physician Practice Management
athenahealth, Inc.*	309,857	11,154,852	0.41

Real Estate Operating/Development
Cyrela Brazil Realty S/A	858,964	11,678,050	0.43
The St. Joe Company	1,103,594	39,188,623	1.44
		50,866,673	1.87
REITs - Warehouse/Industrial
ProLogis	221,801	14,057,747	0.52

Resorts/Theme Parks
Vail Resorts, Inc.*	834,560	44,907,674	1.65

Retail - Apparel/Shoes
lululemon athletica, inc. ADR*	318,257	15,075,834	0.55

Retail - Discount
Costco Wholesale Corporation	2,574,704	179,611,351	6.60

Retail - Major Department Store
Saks, Inc.*	3,507,971	72,825,478	2.68

Retail - Restaurants
Chipotle Mexican Grill, Inc.*	155,032	22,800,556	0.84
McDonald's Corporation	888,684	52,352,374	1.92
		75,152,930	2.76
Super-Regional Banks - U.S.
Wells Fargo & Company	2,853,037	86,133,187	3.17

Therapeutics
Amylin Pharmaceuticals, Inc.*	1,799,250	66,572,250	2.45
Gilead Sciences, Inc.*	1,298,679	59,752,221	2.19
Onyx Pharmaceuticals, Inc.	317,579	17,663,744	0.65
		143,988,215	5.29
Transportation - Rail
All America Latina Logistics Intermodal S/A	1,097,056	14,200,096	0.52

Web Portals/Internet Service Providers
Google, Inc. - Cl. A*	124,938	86,392,128	3.17

Wireless Equipment
QUALCOMM, Inc.	484,913	19,081,326	0.70

Total Common Stocks
(Cost $2,043,701,983)		2,403,064,757	88.31

SHORT-TERM INVESTMENTS
SSgA Money Market Fund, 4.27%	1	1	0.00
SSgA Prime Money Market Funds, 4.76%	74,949,017	74,949,017	2.76
SSgA U.S. Government Money Market Fund, 4.15%	54,518,922	54,518,922	2.00
SSgA U.S. Treasury Money Market Fund, 3.40%	54,518,922	54,518,922	2.00
United States Treasury Bill, 3.90%, 2/14/08†	117,940,000	117,377,820	4.32
United States Treasury Bill, 3.65%, 2/14/08†	26,350,000	26,232,450	0.96
Total Short Term Investments
(Cost $327,597,132)		327,597,132	12.04

Total Investments
(Cost $2,371,299,115)		2,730,661,889	100.35
Liabilities Less Cash and Other Assets		(9,460,062)	(0.35)
NET ASSETS		$2,721,201,827	100.00%

*	Non-income producing.
†	Security valued at amortized cost.
@
The company is deemed to be an affiliated company of the Fund. An affiliated company is a company in which the Fund has ownership of at least 5% of the outstanding voting securities. The 21st Century Fund conducted the following transactions during the quarter ended December 31, 2007 in the shares of affiliated companies as so defined:

Purchases
Sales
Realized
					Dividend	Market Value

Shares
$ Cost
Shares
$ Cost
Gain/(Loss)
Income
at 12/31/07

 KKR Financial Holdings LLC
-	$-	50,000	$720,000	$74,525	$2,950,389	$82,905,917
See Accompanying notes to Schedule of Investments.

Marsico International Opportunities Fund
Schedule of Investments
As of December 31, 2007
(Unaudited)

	Number	Market	Percent
	of	Value	of Net
	Shares	in Dollars	Assets
COMMON STOCKS

Advertising Services
JC Decaux S.A.	329,875	$12,973,704	1.55%

Aerospace/Defense
MTU Aero Engines GmbH	84,656	4,950,853	0.59

Agricultural Chemicals
Potash Corporation of Saskatchewan, Inc.	100,324	14,442,643	1.72

Apparel Manufacturers
Esprit Holdings, Ltd.	542,500	8,133,256	0.97

Automotive - Cars/Light Trucks
Daimler AG	168,608	16,393,140	1.96

Brewery
Heineken N.V.	210,833	13,630,746	1.63

Broadcast Services/Programming
Grupo Frecuencia Modulada Television, S.A. de C.V. ADR	671,597	15,963,861	1.90

Building - Residential/Commercial
Gafisa S.A.	466,681	8,701,765	1.04

Building Products - Air & Heating
Daikin Industries, Ltd.	157,473	8,824,070	1.05

Building Products – Cement/Aggregates
Holcim Ltd.	232,361	24,895,455	2.97

Cable TV
Rogers Communications, Inc. - Cl. B	75,824	3,456,428	0.41

Casino Hotels
Las Vegas Sands Corp.*	136,102	14,025,311	1.67

Cellular Telecommunications
America Movil S.A. de C.V. ADR Ser. L	244,676	15,020,660	1.79
China Mobile Ltd.	471,000	8,329,815	0.99
MTN Group Ltd.	811,861	15,212,408	1.82
		38,562,883	4.60
Chemicals - Diversified
Johnson Matthey PLC	128,137	4,797,858	0.57

Chemicals - Specialty
Lonza Group AG	155,435	18,863,904	2.25

Commercial Banks - Non-U.S.
Chuo Mitsui Trust Holdings, Inc.	1,047,000	8,031,858	0.96
Erste Bank der oesterreichischen Sparkassen AG	127,927	9,071,232	1.08
ICICI Bank Ltd. Spon. ADR	242,247	14,898,191	1.78
Julius Baer Holdings Ltd.	186,759	15,440,218	1.84
Unibanco Holdings S.A. ADR	89,019	12,430,613	1.48
		59,872,112	7.14
Computer - Integrated Systems
Fujitsu Ltd.	602,000	4,057,700	0.48

Computers
Research In Motion, Ltd. ADR*	180,726	20,494,328	2.44

Distribution/Wholesale
Li & Fung Ltd.	584,000	2,355,503	0.28

Diversified Operations
China Merchants Holdings (International) Co., Ltd.	676,000	4,213,405	0.50
GEA Group AG	169,940	5,913,368	0.71
		10,126,773	1.21
Electric - Integrated
Electricite de France	215,697	25,695,522	3.07
Public Power Corporations S.A.	78,500	4,131,754	0.49
		29,827,276	3.56
Electronic Components - Miscellaneous
Hon Hai Percision Industry Co., Ltd.	767,000	4,776,827	0.57

Electronic Components - Semiconductors
Samsung Electronics Co., Ltd.	23,360	13,875,498	1.65

Engineering/R&D Services
ABB Ltd.	444,899	12,818,624	1.53

Finance - Credit Card
Redecard S/A	489,400	7,918,382	0.94

Finance - Investment Banker/Broker
Macquarie Group, Ltd.	63,632	4,257,453	0.51
Nomura Holdings, Inc.	255,900	4,340,782	0.52
		8,598,235	1.03
Finance - Other Services
Bovespa Holdings S.A.*	862,700	16,623,938	1.98
Man Group PLC	1,097,470	12,430,512	1.48
		29,054,450	3.46
Food - Miscellaneous/Diversified
Groupe Danone	149,145	13,388,730	1.60
Nestle S.A.	45,791	21,031,948	2.51
		34,420,678	4.11
Food - Retail
Tesco PLC	3,690,731	35,062,462	4.18

Hotels & Motels
Accor S.A.	212,651	17,006,583	2.03
Shangri-La Asia Ltd.	2,793,003	8,865,369	1.06
		25,871,952	3.09
Import/Export
Marubeni Corporation	1,589,000	11,279,390	1.35

Internet Content-Entertainment
Baidu.com, Inc. ADR*	11,073	4,322,789	0.52

Machinery - General Industrial
ALSTOM	38,807	8,340,454	0.99

Medical - Biomedical/Genetic
CSL Ltd.	358,505	11,445,597	1.37

Medical - Drugs
Actelion Ltd.*	186,656	8,581,411	1.02
Roche Holdings AG	71,649	12,378,699	1.48
		20,960,110	2.50
Metal - Diversified
Rio Tinto PLC	111,987	11,852,729	1.41

Money Center Banks
Credit Suisse Group	241,576	14,531,048	1.73

Oil - Field Services
Schlumberger Ltd.	93,294	9,177,331	1.09

Oil Companies - Exploration & Production
CNOOC Ltd.	5,152,800	8,775,898	1.05

Oil Companies - Integrated
Petroleo Brasileiro S.A. ADR	288,559	33,253,539	3.97

Real Estate Operating/Development
CapitaLand Ltd.	1,499,000	6,529,390	0.78

Retail - Consumer Electronics
Yamada Denki Company Ltd.	87,200	9,967,721	1.19

Retail - Major Department Store
PPR SA	106,109	17,065,036	2.04

Rubber - Tires
Continental AG	287,087	37,352,274	4.45

Seismic Data Collection
Cie Gen De Geophysique - Veritas	29,694	8,465,754	1.01

Soap & Cleaning Preparations
Reckitt Benckiser PLC	175,626	10,187,379	1.21

Television
British Sky Broadcasting Group PLC	1,881,397	23,182,228	2.76

Toys
Nintendo Co., Ltd.	36,100	21,618,314	2.58

Transportation - Rail
All America Latina Logistics Intermodal S/A	373,662	4,836,614	0.58

Water
Veolia Environment	245,418	22,407,901	2.67

Total Common Stocks
(Cost $632,383,569)		803,298,173	95.8

SHORT-TERM INVESTMENTS

SSgA U.S. Government Money Market Fund, 4.15%	1	1	0.00
SSgA U.S. Treasury Money Market Fund, 3.40%	35,618,367	35,618,367	4.25
Total Short-Term Investments
(Cost $35,618,368)		35,618,368	4.25

Total Investments
(Cost $668,001,937)		838,916,541	100.05
Liabilities Less Cash and Other Assets		(403,647)	(0.05)
NET ASSETS		$838,512,894	100.00%

* Non-income producing.
See accompanying notes to Schedule of Investments.

Marsico International Opportunities Fund
December 31, 2007

SUMMARY OF INVESTMENTS BY COUNTRY
		Percent of
Country	Market Value	Investment Securities

Australia	$15,703,050	1.9%
Austria	9,071,232	1.1
Brazil	83,764,851	10.0
Canada	38,393,399	4.6
China	4,322,789	0.5
France	125,343,684	14.9
Germany	64,609,635	7.7
Greece	4,131,754	0.5
Hong Kong	40,673,246	4.8
India	14,898,191	1.8
Japan	68,119,836	8.1
Mexico	30,984,520	3.7
Netherlands	13,630,746	1.6
Singapore	6,529,390	0.8
South Africa	15,212,408	1.8
South Korea	13,875,498	1.7
Switzerland	128,541,307	15.3
Taiwan	4,776,827	0.6
United Kingdom	97,513,168	11.6
United States[1]	58,821,010	7.0
Total	$838,916,541	100.0%

[1] Includes short-term securities.

Marsico Flexible Capital Fund
SCHEDULE OF INVESTMENTS
December 31, 2007
(Unaudited)
	Number	Market	Percent
	of	Value	of Net
	Shares	in Dollars	Assets
COMMON STOCKS

Advertising Agencies
MDC Partners, Inc.*	90,471	$881,188	4.21%

Automotive - Cars/Light Trucks
Daimler AG	5,891	572,760	2.74

Brewery
Heineken N.V.	8,985	580,897	2.78

Cellular Telecommunications
MTN Group Ltd.	28,782	539,309	2.58

Commercial Banks - Non-U.S.
Julius Baer Holdings Ltd.	2,509	207,430	0.99

Data Processing/Management
MasterCard, Inc. - Cl. A	4,414	949,893	4.54

Electric - Integrated
Electricite de France	1,772	211,095	1.01
Exelon Corporation	7,510	613,116	2.93
		824,211	3.94
Electronic Components - Semiconductors
Intel Corporation	9,374	249,911	1.20

Engineering/R&D Services
AECOM Technology Corporation*	14,740	421,122	2.01

Finance - Investment Banker/Broker
Duff & Phelps Corporation - Cl. A*	23,993	472,182	2.26
Lehman Brothers Holdings, Inc.	9,424	616,707	2.95
		1,088,889	5.21
Finance - Other Services
Bovespa Holdings S.A.*	25,352	488,524	2.34
IntercontinentalExchange, Inc.*	3,054	587,895	2.81
		1,076,419	5.15
Food - Retail
Tesco PLC	81,674	775,914	3.71

Hotels & Motels
Mandarin Oriental International Ltd. GDR	177,000	417,720	2.00

Investment Management Companies
KKR Financial Holdings LLC	49,761	699,142	3.35

Investment Management/Advisory Services
Oaktree Capital Management, LLC - Cl. A 144a	21,200	694,300	3.32

Medical - HMO
WellPoint, Inc.*	4,672	409,875	1.96

Oil & Gas - Drilling
Diamond Offshore Drilling, Inc.	3,543	503,106	2.41

Oil Companies - Exploration & Production
Anadarko Petroleum Corporation	6,282	412,665	1.97

Oil Companies - Integrated
Galp Energia SGPS, S.A. - Cl. B	11,233	302,023	1.45

Physician Practice Management
athenahealth, Inc.*	10,634	382,824	1.83

Retail - Building Products
Lowe's Companies, Inc.	22,942	518,948	2.48

Retail - Discount
BJ's Wholesale Club, Inc.*	17,745	600,313	2.87
Costco Wholesale Corporation	8,098	564,916	2.70
		1,165,229	5.57
Retail - Drug Stores
CVS/Caremark Corporation	17,795	707,351	3.38

Retail - Major Department Store
Saks, Inc.*	24,716	513,104	2.45

Retail - Restaurants
Burger King Holdings, Inc.	17,589	501,462	2.40
McDonald's Corporation	10,593	624,034	2.98
		1,125,496	5.38
Rubber - Tires
Continental AG	3,877	504,428	2.41

Savings and Loans/Thrifts
Meta Financial Group, Inc.	5,973	243,818	1.17

Seismic Data Collection
Cie Gen De Geophysique - Veritas	1,466	417,956	2.00

Steel - Producers
ArcelorMittal ADR	3,753	290,295	1.39

Therapeutics
Gilead Sciences, Inc.*	12,380	569,604	2.72

Toys
Nintendo Co., Ltd.	1,400	838,383	4.01

Wireless Equipment
QUALCOMM, Inc.	13,036	512,967	2.45

Total Common Stocks
(Cost $17,927,270)		19,397,177	92.76

SHORT-TERM INVESTMENTS

SSgA Money Market Fund, 4.27%	1	1	0.00
SSgA Prime Money Market Funds, 4.76%	1	1	0.00
SSgA U.S. Government Money Market Fund, 4.15%	185,316	185,316	0.89
SSgA U.S. Treasury Money Market Fund, 3.40%	942,480	942,480	4.51
United States Treasury Bill, 3.55%, 1/3/08†	271,000	270,946	1.29
United States Treasury Bill, 3.65%, 1/10/08†	462,000	461,578	2.21

Total Short-Term Securities
(Cost $1,860,322)		1,860,322	8.90

Total Investments
(Cost $19,787,592)		21,257,499	101.66
Liabilities less Cash and Other Assets		(346,129)	(1.66)
NET ASSETS		$20,911,370	100.00%

* Non-income producing.
† Security valued at amortized cost.
See accompanying notes to Schedule of Investments.

Marsico Flexible Capital Fund
December 31, 2007

SUMMARY OF INVESTMENTS BY COUNTRY
		Percent of
Country	Market Value	Investment Securities

Brazil	$488,524	2.3%
Canada	881,188	4.1
France	629,051	3.0
Germany	1,077,188	5.1
Hong Kong	417,720	2.0
Japan	838,383	3.9
Luxembourg	290,295	1.4
Netherlands	580,897	2.7
Portugal	302,023	1.4
South Africa	539,309	2.5
Switzerland	207,430	1.0
United Kingdom	775,914	3.7
United States[1]	14,229,577	66.9
Total	$21,257,499	100.0%

[1] Includes short-term securities.

Marsico Global Fund
Schedule of Investments
December 31, 2007
(Unaudited)

	Number	Market	Percent
	of	Value	of Net
	Shares	in Dollars	Assets
COMMON STOCKS

Advertising Services
JC Decaux S.A.	13,908	$546,990	0.90%

Aerospace/Defense
Lockheed Martin Corporation	8,657	911,236	1.51
Raytheon Company	22,555	1,369,089	2.26
		2,280,325	3.77
Agricultural Chemicals
Monsanto Company	3,405	380,304	0.63

Agriculture Operations
BrasilAgro - Companhia Brasileira de Propriedades Agricolas*	160,000	898,876	1.49

Airlines
Ryanair Holdings PLC ADR*	8,114	320,016	0.53

Automotive - Cars/Light Trucks
Daimler AG	9,928	965,263	1.60

Automotive - Cars/Trucks Parts & Equipment - Original
BorgWarner, Inc.	16,976	821,808	1.36

Brewery
Heineken Holding N.V.	22,876	1,295,358	2.14

Building Products – Cement/Aggregates
Holcim Ltd.	13,604	1,457,550	2.41

Casino Hotels
Las Vegas Sands Corp.*	10,855	1,118,607	1.85
MGM MIRAGE*	6,232	523,613	0.87
		1,642,220	2.72
Cellular Telecommunications
China Mobile Ltd. ADR	12,609	1,095,344	1.81
MTN Group Ltd.	90,438	1,694,600	2.80
		2,789,944	4.61
Chemicals - Specialty
Lonza Group AG	8,697	1,055,485	1.75

Commercial Banks - Non-U.S.
Industrial and Commercial Bank of China - Cl. H	545,000	390,714	0.65
Julius Baer Holdings Ltd.	27,396	2,264,952	3.74
		2,655,666	4.39
Computers
Apple, Inc.*	8,707	1,724,683	2.85
Research In Motion, Ltd. ADR*	14,950	1,695,330	2.80
		3,420,013	5.65
Data Processing/Management
MasterCard, Inc. - Cl. A	8,613	1,853,518	3.06

Distribution/Wholesale
Li & Fung Ltd.	152,000	613,076	1.01

Electronic Components - Semiconductors
NVIDIA Corporation*	32,124	1,092,858	1.81

Engineering/R&D Services
ABB Ltd.	39,482	1,137,573	1.88
AECOM Technology Corporation*	21,993	628,340	1.04
		1,765,913	2.92
Finance - Credit Card
Redecard S/A	50,200	812,225	1.34

Finance - Investment Banker/Broker
Duff & Phelps Corporation - Cl. A*	33,436	658,020	1.09
Merrill Lynch & Co., Inc.	27,136	1,456,661	2.41
		2,114,681	3.50
Finance - Other Services
Bovespa Holdings S.A.*	53,452	1,030,002	1.70

Food - Retail
Tesco PLC	205,086	1,948,346	3.22

Hotels & Motels
Mandarin Oriental International Ltd. GDR	665,000	1,569,400	2.59

Industrial Gases
Praxair, Inc.	9,371	831,301	1.37

Investment Management Companies
KKR Financial Holdings LLC	89,923	1,263,418	2.09

Investment Management/Advisory Services
Oaktree Capital Management, LLC - Cl. A 144a	34,000	1,113,500	1.84

Oil - Field Services
Schlumberger Ltd.	12,034	1,183,785	1.96

Oil & Gas - Drilling
Diamond Offshore Drilling, Inc.	7,752	1,100,785	1.82

Oil Companies - Integrated
Galp Energia SGPS, S.A. - Cl. B	20,609	554,116	0.91
Petroleo Brasileiro S.A. ADR	24,704	2,846,889	4.71
		3,401,005	5.62
Physician Practice Management
athenahealth, Inc.*	15,849	570,564	0.94

REITs - Warehouse/Industrial
ProLogis	5,409	342,822	0.57

Retail - Apparel/Shoe
lululemon athletica, inc. ADR*	7,381	349,638	0.58

Retail - Discount
Costco Wholesale Corporation	32,192	2,245,714	3.71

Retail - Drug Stores
CVS/Caremark Corporation	8,264	328,494	0.54

Retail - Restaurants
McDonald's Corporation	21,402	1,260,792	2.08

Toys
Nintendo Co., Ltd.	2,700	1,616,882	2.67

Transportation - Rail
All America Latina Logistics Intermodal S/A	63,292	819,240	1.35

Transportation - Services
Kuehne + Nagel International AG*	5,025	481,573	0.80

Water
Veolia Environment	6,853	625,713	1.03

Web Portals/Internet Service Providers
Google, Inc. - Cl. A*	2,454	1,696,892	2.81

Wireless Equipment
QUALCOMM, Inc.	14,395	566,443	0.94

Total Common Stocks
(Cost $49,949,836)		53,128,398	87.82

SHORT-TERM INVESTMENTS

Federal Home Loan Bank Discount Note, 2.50%, 1/2/08†	100,000	99,993	0.17
SSgA Prime Money Market Funds, 4.76%	1	1	0.00
SSgA U.S. Government Money Market Fund, 4.15%	2,678,488	2,678,488	4.43
SSgA U.S. Treasury Money Market Fund, 3.40%	2,693,174	2,693,174	4.45
United States Treasury Bill, 3.65%, 2/14/08†	1,643,000	1,635,670	2.70
Total Short-Term Investments
(Cost $7,107,326)		7,107,326	11.75

Total Investments
(Cost $57,057,162)		60,235,724	99.57
Cash and Other Assets Less Liabilities		257,665	0.43
NET ASSETS		$60,493,389	100.00%

* Non-income producing.
† Security valued at amortized cost.
See accompanying notes to Schedule of Investments.

Marsico Global Fund
December 31, 2007

SUMMARY OF INVESTMENTS BY COUNTRY
		Percent of
Country	Market Value	Investment Securities

Brazil	$6,407,232	10.6%
Canada	2,044,968	3.5
China	390,714	0.6
France	1,172,703	1.9
Germany	965,263	1.6
Hong Kong	3,277,820	5.4
Ireland	320,016	0.5
Japan	1,616,882	2.7
Netherlands	1,295,358	2.3
Portugal	554,116	0.9
South Africa	1,694,600	2.8
Switzerland	6,397,133	10.6
United Kingdom	1,948,346	3.2
United States[1]	32,150,573	53.4
Total	$60,235,724	100.0%

[1] Includes short-term securities.

Notes to Schedule of Investments

Investment Valuation – A security traded on a recognized stock exchange is valued at the last sale price prior to the closing of the principal exchange on which the security is traded. Securities traded on NASDAQ generally will be valued at the NASDAQ Official Closing Price. If no sale is reported on the valuation date, the most current bid price will generally be used. All other securities for which over-the-counter market quotations are readily available are valued at the last sale price. Debt securities that will mature in more than 60 days are generally valued at their bid prices furnished by a pricing service. Debt securities that will mature in 60 days or less are valued at amortized cost, if it approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser in accordance with procedures established by, and under the general supervision of, the Funds’ Board of Trustees. The Funds may use pricing services to assist in determining market value. The Board of Trustees has authorized the use of a pricing service to assist the Funds in valuing certain equity securities listed or traded on foreign security exchanges in the Funds’ portfolios in certain circumstances where there is a significant change in the value of related U.S.-traded securities, as represented by the S&P 500 Index.

Foreign Currency Translation – The accounting records of the Funds are maintained in U.S. dollars. Values of securities denominated in foreign currencies are translated into U.S. dollars at 4:00 p.m. ET. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

Reported realized gains on foreign currency transactions arise from sales of portfolio securities, forward currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at fiscal year-end. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities at fiscal year-end, resulting from changes in the exchange rates and changes in market prices of securities held.

Financial Accounting Standards Board Interpretation No. 48 – In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including passthrough entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Focus Fund, Growth Fund, 21st Century Fund, and International Opportunities Fund adopted the Interpretation on October 1, 2007.  The Flexible Capital Fund and Global Fund adopted the Interpretation at their respective commencement dates. Management has applied the Interpretation to the Funds and has determined there is no material impact on the Funds’ financial statements.

At December 31, 2007 gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	Focus Fund	Growth Fund	21st Century Fund	International Opportunities Fund	Flexible Capital Fund	Global Fund
Cost of Investments	$3,568,955,386	$2,188,698,720	$2,376,616,086	$669,800,910	$19,930,821	$57,002,301
Gross Unrealized Appreciation	$1,383,501,236	$912,772,779	$420,274,556	$186,429,956	$1,791,716	$3,760,431
Gross Unrealized Depreciation	(30,289,176)	(22,580,721)	(66,228,753)	(17,314,325)	(465,038)	(762,091)
Net Unrealized Appreciation on Investments	$1,353,212,060	$890,192,058	$354,045,803	$169,115,631	$1,326,678	$2,998,340

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals and foreign currency transactions.

Item 2.  Controls and Procedures

a)	The registrant’s principal executive officer and principal financial officer have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the registrant and by the registrant’s service providers.
b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s fiscal quarter ended December 31, 2007 that materially affected, or were reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits

(a)
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit	Description of Exhibit
A	Certificate of Principal Executive Officer
B	Certificate of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Marsico Investment Fund

/s/ Thomas F. Marsico
Thomas F. Marsico
President and Chief Executive Officer
Date: February 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Thomas F. Marsico
Thomas F. Marsico
President and Chief Executive Officer
Date: February 25, 2008

/s/ Christopher J. Marsico
Christopher J. Marsico
Vice President and Treasurer
Date: February 25, 2008